Basis of Presentation	12 Months Ended
Dec. 31, 2020
Basis of Preparation
Basis of Presentation

Section 2—Basis of Preparation

2.1          Accounting policies

Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared on a historical cost basis. The consolidated financial statements are presented in United States Dollars (“USD”), and all values are rounded to the nearest thousand (USD ‘000), except when otherwise indicated.

Basis of consolidation

The accompanying consolidated financial statements include the consolidated statements of financial position of the Group as of December 31, 2020 and 2019, the related consolidated statements of profit or loss, other comprehensive income (loss), changes in shareholders' equity and cash flows for the years ended December 31, 2020, 2019 and 2018.

FP GmbH, FP USA, FA and Operations have been consolidated for all periods presented herein. The Company’s consolidation of each subsidiary will continue until the date the Company no longer controls the subsidiary. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All intra-group balances and transactions are eliminated in consolidation.

The liquidation of FP GmbH was initiated on January 29, 2020. The timing to complete the liquidation of FP GmbH is uncertain at this time. However, the liquidation cannot be completed until the conclusion of the ongoing tax audit of FP GmbH’s tax filings that is being conducted by the German tax authorities (see Note 3.4). The liquidation of FP GmbH is not expected to have a material effect on the consolidated financial position or the operating results of the Group.

Translation from functional currencies to presentation currency

The Group’s consolidated financial statements are presented in USD, which is not the functional currency of the Company. The Group’s financial statements are presented in USD as the result of the Company publicly listing the ADSs in the United States (see Notes 1.3 and 1.4). The Company, Operations and FA’s functional currency is the DKK, FP GmbH’s functional currency is the EUR and FP USA’s functional currency is the USD.

The translation to the presentation currency for entities with a functional currency different from the USD, their assets and liabilities are translated to USD using the closing rate as of the date of the statements of financial position while income and expense items for each statement presenting profit or loss and other comprehensive income are translated into USD at an average exchange rate for the period. Exchange differences arising from such translation are recognized directly in other comprehensive income (loss) and presented in a separate reserve in equity.

Foreign currencies transactions and balances

The Company and each of its subsidiaries determine their respective functional currency based on facts and circumstances and the technical requirements of IFRS. Items included in the financial statements of each entity are measured using the functional currency. Transactions in foreign currencies are initially recorded by the Group entities in their respective functional currency using the spot rate at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rate at each reporting date. Differences arising on settlement or translation of monetary items denominated in foreign currency are recognized in the statement of profit or loss.

For each of the years ended December 31, 2020, 2019 and 2018, the amounts reflected as “Exchange rate (loss) gain, net,” within the consolidated statement of profit or loss include the following:

	Year Ended December 31,
	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Total foreign exchange rate gains	21	798	2,940
Total foreign exchange rate losses	(2,991)	(39)	(227)
Net foreign exchange rate (loss) gain	(2,970)	759	2,713

Revenue recognition

The Group recognized the Non-refundable Fee in accordance with IFRS 15 Revenue from Contracts with Customers (“IFRS 15”) during the year ended December 31, 2017.

The only contract that the Group is party to that is within the scope of IFRS 15 is the License Agreement. In concluding when the Non-refundable Fee should be recognized as revenue, various judgments were made, including the identification of the Company’s performance obligations within the License Agreement and whether these performance obligations are distinct.  Management concluded that the performance obligations in the License Agreement were related to the right granted to Biogen to use the licensed IP both in the United States as well as in the rest of the world and concluded that these performance obligations were met at the time the License Agreement was consummated, as Biogen was granted full use of the licensed IP whether under a co-exclusive license or an exclusive license. At the time the License Agreement became effective, the Company was required (i) to fund the cost to file, prosecute and maintain the licensed IP as defined and to the extent set forth, in the License Agreement, (ii) to participate in an intellectual property advisory committee and (iii) to provide the Annual Funding (collectively “Defense Costs” or “Defend the IP”). The period the Company is obligated to fund the Defense Costs is defined in the License Agreement and could include the period from the effective date of the License Agreement through the last to expire, or invalidation of, the licensed patents; however, the Company’s obligation to fund Defense Costs would be discontinued earlier if certain events, as defined in the License Agreement, were to occur. Management concluded that the Company’s obligation to Defend the IP does not represent a separate performance obligation as such activities are deemed to be costs to protect the value of the license granted to Biogen. Since Biogen received full unrestricted use of the licensed IP at the time the License Agreement was consummated and since the Company currently has no plans to nor is it obligated to further develop the underlying licensed IP, the License Agreement is deemed to provide Biogen with a right to use the licensed IP upon the consummation of the License Agreement. Based on the facts and circumstance discussed herein, the Non-refundable Fee was recognized as revenue during the year ended December 31, 2017 when the performance obligations were satisfied.

As the result of Biogen’s purchase of the U.S. IP, as discussed in Note 1.2, the Company is no longer incurring Defense Costs associated with the U.S. IP.

The License Agreement provides for Biogen to remit to the Company royalties (as defined in Note 1.2) only if the Company is successful in the Opposition Proceeding, including all appeals, and provided that other conditions of the License Agreement are satisfied. Should the Company be entitled to receive royalties from Biogen in the future, such amounts will be recognized as revenue in the period the underlying sales occur. As described above, the Federal Circuit’s final decision has ended the Interference Proceeding in favor of Biogen and as a result the Company will not receive royalties from Biogen based on Biogen's future net sales in the United States. If the Company is unsuccessful in the Opposition Proceeding and any appeals therefrom, the Company would not be entitled to future royalties on Biogen's net sales outside the United States.

Share‑based payments

Employees, board members and consultants (who provide services similar to employees) of the Group receive remuneration in the form of equity settled awards whereby services are rendered as consideration for equity awards (warrants, deferred shares or options). The fair value of these equity‑settled awards is determined at the date of grant resulting in a fixed fair value at grant date that is not adjusted for future changes in the fair value of the equity awards that may occur over the service period. Fair value of warrants and options is determined using the Black-Scholes model while fair value of deferred shares is determined as the fair value of the underlying shares less the present value of expected dividends.

Non‑employee consultants of the Group have received equity settled awards in the form of share options as remuneration for services. The fair value of these equity‑settled awards is measured at the time services are rendered using the Black-Scholes model. Under this method, the fair value is determined each quarter over the service period until the award vests.

The Company has never granted cash settled awards. Generally, equity awards have a term of six years with none exceeding ten years from the date of grant. Equity awards generally vest over a three to five-year service period and certain equity awards vest contingently on the occurrence of defined events.

The cost of share‑based payments is recognized as an expense together with a corresponding increase in equity over the period in which the performance and/or service conditions are fulfilled. For equity instruments that are modified or replaced, the incremental value, if any, that results from the modification or replacement is recognized as an expense over the period in which performance and/or service conditions are fulfilled or immediately if there are no performance and/or service conditions to be fulfilled.

The fair value of equity‑settled awards is reported as compensation expense pro rata over the service period to the extent such awards are estimated to vest. No cost is recognized for awards that do not ultimately vest.

Leases

The Group adopted IFRS 16 Leasing (“IFRS 16”) effective January 1, 2019. IFRS 16 introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than twelve months, unless the underlying asset is of low value. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. In connection with the adoption of IFRS 16, the Group made a policy election to not recognize a right-to-use asset and lease liability for short-term leases and leases for which the underlying asset is of low value. As the result of this policy election, combined with the Group’s leases being short-term, the accompanying consolidated statements of financial position do not reflect right-of-use assets or the corresponding lease liabilities in connection with the Group’s leases. Lease payments are recognized within operating expenses on a straight-line basis over the lease term.

Employee benefits

Employee benefits are primarily made up of salaries, share‑based payments, Group-provided health insurance and Group contributions to a defined employee contribution retirement plan. The cost of these benefits is recognized as expenses as services are delivered. The Group’s contributions to the employee defined contribution retirement plan have not been material.

Operating Expenses in the Statement of Profit or Loss

Research and development costs

Research and development costs primarily comprise salary and related expenses, including share-based payment expense, license, patent and other intellectual property-related costs incurred in connection with patent claims and other intellectual property rights conducted at the patent registry offices (for example the United States Patent and Trademark Office (“USPTO”), the EPO or other country-specific patent registry offices), manufacturing costs of pre-commercial product used in research, clinical costs, and depreciation of equipment, to the extent that such costs are related to the Group’s research and development activities. As discussed in Notes 1.1 and 1.2, the Group began winding-down development activities of FP187® in March 2017 and in early 2019, the Company announced that all development activities of DMF formulations, including FP187®, were being permanently discontinued. Accordingly, beginning in 2019, research and development costs primarily relate to intellectual property-related costs incurred in connection with patent claims and other intellectual property rights conducted at the patent registry offices as discussed herein.

If expenses incurred are associated with the Group’s intellectual property-related activities carried out in the courts to protect, defend and enforce granted patent rights against third parties (excluding activities and proceedings conducted within the USPTO, EPO or other country-specific patent registry offices) (“Court Expenses”) they are classified within general and administrative expenses. There were no Court Expenses incurred during the year ended December 31, 2020. Court Expenses incurred during the year ended December 31, 2019 were immaterial while Court Expenses incurred during the year ended December 31, 2018 totaled $453,000.

Capitalized patent and development costs

The Group’s research and development activities have concentrated on the development of unique formulations of DMF for the treatment of immune disorders and include all patent office-related activities regarding the Company’s patent estate development (e.g., interference proceeding, oppositions and new patent development). For all periods presented herein, the Group did not capitalize patent costs or FP187® development costs and consequently expensed such costs as incurred given the inherent uncertainty in drug development and commercialization.

General and administrative costs

General and administrative costs relate to the administration of the Group and comprise salaries and related expenses, including share‑based payment expense, investor relations, legal and accounting fees, other costs associated with our public listing of ADSs in the United States and depreciation of equipment, to the extent such expenses are related to the Group’s administrative functions as well as Court Expenses.

Government grants

Income from government grants is recognized when there is reasonable assurance that the grant will be received, all contractual conditions have been complied with, and where contingent repayment obligations remain, avoidance of such obligations are within the control of the Group and not probable to occur. When the grant is intended to subsidize costs incurred by the Group, it is recognized as a deduction in reporting the related expense on a systematic basis over the periods to which the costs relate. When the grant subsidizes a capital asset, it is recognized as income in equal amounts over the expected useful life of the related asset. For more information regarding government grants, see Note 6.2.

Current and deferred income taxes

Current income tax

Tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities within one year from the date of the statement of financial position. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation or “uncertainty” and establishes provisions where appropriate. IFRIC 23 Uncertainty over Income Tax Treatments (“IFRIC 23”) clarifies the recognition and measurement requirements in IAS 12 Income Taxes when there is uncertainty over income tax treatments. IFRIC 23 was adopted by the Group effective January 1, 2019. The adoption of IFRIC 23 had no effect on the Company’s consolidated financial statements.

Deferred income tax

Deferred tax is provided based on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized, or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting date. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available in the future against which the deductible temporary differences, unused tax credits and unused tax losses can be utilized. Deferred tax assets and deferred tax liabilities of the same tax jurisdiction are offset if a legally enforceable right exists to set off.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re‑assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax relating to items recognized outside the profit or loss are recognized in correlation to the underlying transaction either in other comprehensive income or directly in equity.

Equipment

Historically equipment included computers, office equipment, furniture and manufacturing equipment. Equipment is reflected in the accompanying consolidated statements of financial position at cost net of accumulated depreciation. Depreciation expense has been calculated on a straight-line basis over the expected useful lives of the underlying assets of two to eight years. The residual values of equipment are not material. The useful life of and method of depreciation of equipment are reviewed by management at least annually or more often based on changes in facts or circumstances that may result and are adjusted prospectively as changes in accounting estimates.

As of December 31, 2020 and 2019, the Group held an insignificant amount of office equipment that had a net book value of zero. There was no depreciation expense for the year ended December 31, 2020 and depreciation expense in the years ended December 31, 2019 and 2018 was $1,000 and $4,000 respectively.

Financial Instruments

For all periods presented herein, the Group did not hold derivative financial instruments nor has there been a change in classification of a financial asset after initial recognition and measurements. Financial instruments are not acquired for trading or speculative purposes.

Initial recognition and measurement

The Group’s financial assets are recognized initially at fair value. For financial assets acquired that will not be measured at fair value through profit or loss, the initial measure of fair value will include transaction costs.

Subsequent measurement

Financial assets are classified as either financial assets measured at amortized cost, measured at fair value through profit or loss or measured at fair value through other comprehensive income. The classification will depend on the facts and circumstances at the measurement date and the technical requirements of IFRS 9.

As of December 31, 2020 and 2019 and for each of the years ended December 31, 2020, 2019 and 2018, the only financial assets held by the Group were cash, cash equivalents and receivables. Cash and cash equivalents represent funds available on demand that are measured at amortized cost. Historically, the Group’s receivables are due within a short period of time and the Group holds its receivables to collect contractual cash flows: accordingly, the fair value of receivables are based on the undiscounted amount due.

Financial asset impairment

IFRS 9 requires the use of the expected credit loss model (the “Model”) to determine the amount of credit losses. Under the Model, the Group calculates the allowance for losses on a discounted basis based on different default scenarios probability weighted. For each of the years ended December 31, 2020, 2019 and 2018, credit losses incurred by the Group were insignificant.

Financial Liabilities

The Group’s financial liabilities for all periods presented herein include only trade payables. Trade payables relate to the Group’s purchase of products and services from various vendors in the normal course of business with payment terms generally not exceeding 30 days. Trade payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method in the event a vendor has provided extended payment terms to the Group. Historically none of the Group’s vendors have provided extended payment terms and therefore the effective interest method has not been used.

Consolidated statements of cash flow

The consolidated statements of cash flows are presented using the indirect method. The consolidated statements of cash flows present cash flows resulting from operating activities, investing activities and financing activities, and the Group’s cash and cash equivalents at the beginning and end of the year.

Operating cash flows primarily comprise before tax operating results adjusted for non-cash items, such as share-based compensation, changes in working capital and cash flows for taxes.

Investing cash flow activities represent changes in office lease security deposits.

Financing cash flow activities are comprised of proceeds from the exercise of equity awards and cash payments in connection with the repurchase of equity awards. See Note 3.3.

Cash includes amounts available on demand. Cash equivalents incudes short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of change in value.

2.2          Significant accounting judgments, estimates and assumptions

The preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions (collectively, “Judgments”) that affect the reported amounts of income, expenses, assets and liabilities, as well as the accompanying disclosures. Management bases its Judgments on the facts and circumstances known at the time the consolidated financial statements are prepared. In the future, if facts and circumstances change and/or new information becomes available, it is possible that these Judgments will need to be revised resulting in adjustments to the carrying value of Group’s assets and liabilities. Any adjustment to the carrying value of the Group’s assets or liabilities will affect the Group’s operating results and such effect could be material.

For additional information regarding the Judgments that have the most significant impact on the consolidated financial statements of the Group, see the following:

Revenue recognition of the Non-refundable Fee	Note 2.1
Valuation of equity awards and the computation of share-based compensation	Note 3.3
Income taxes including accounting for uncertainties over income tax treatment	Note 3.4
Deferred tax accounting	Note 3.4

2.3          New and amendments to accounting standards

Standards effective in 2020:

The IASB issued a number of amendments to standards that became effective in 2020 (“2020 Amendments”). None of the 2020 Amendments, including the amendment to International Accounting Standard (“IAS”) 1, Presentation of financial statements and IAS 8, Accounting policies, changes in accounting estimates and errors as discussed below, had an impact on the Group’s financial statements.

The amendments to International Accounting Standard (“IAS”) 1, Presentation of financial statements and IAS 8, Accounting policies, changes in accounting estimates and errors, to clarify the definition of materiality became effective on January 1, 2020. The clarified definition of materiality is consistent with the materiality definition used by management to prepare the Group’s consolidated financial statements prior to January 1, 2020. Accordingly, the application of the clarified definition of materiality had no effect on the accompanying consolidated financial statements.

Standards issued but not yet effective:

The IASB issued new standards, amendments to standards and interpretations that become effective on or after January 1, 2021 (collectively “New Standards”). None of the New Standards are currently expected to be relevant to or have a material effect on the Group’s consolidated financial statements.